Summary Of Accounting Policies	6 Months Ended
Sep. 30, 2011
Summary Of Accounting Policies (Abstract)
Summary Of Accounting Policies

1. Summary of accounting policies:

Description of business—

Nomura Holdings, Inc. (the "Company") and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as "Nomura" within these consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail business, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management business, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale business, Nomura is engaged in the sales and trading of debt and equity securities and currencies on a global basis to various institutions, provides investment banking services such as the underwriting of bonds and equities as well as mergers and acquisitions and financial advice and invests in private equity businesses and seeks to maximize returns on the investments by increasing the corporate value of investee companies.

The accounting and financial reporting policies of Nomura conform to U.S. generally accepted accounting principles ("U.S. GAAP") as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura's annual report on Form 20-F for the year ended March 31, 2011 as filed on June 30, 2011.

Changes in accounting policies—

The following new accounting pronouncement relevant to Nomura has been adopted during the three months ended September 30, 2011:

Accounting for troubled debt restructurings

In April 2011, the Financial Accounting Standards Board ("FASB") issued amendments to Accounting Standard Codification ("ASC") No. 310 "Receivables" through issuance of Accounting Standard Update ("ASU") No. 2011-02 "Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring" ("ASU 2011-02"). These amendments provide additional guidance and clarification to creditors in determining whether a debt restructuring constitutes a troubled debt restructuring.

ASU 2011-02 is effective for interim or annual periods beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption.

As a result of issuance of ASU 2011-02, new disclosures around troubled debt restructuring required by ASU 2010-20 "Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses" are also effective for interim or annual periods beginning on or after June 15, 2011.

Nomura adopted ASU 2011-02 from July 1, 2011 and they have not had a material impact on these consolidated financial statements.

See Note 7 "Financing Receivables" in these consolidated financial statements where the new disclosures have been provided.

The following new accounting pronouncements relevant to Nomura have been adopted during the three months ended June 30, 2011:

Disclosure of supplementary pro forma information for business combinations

In December 2010, the FASB issued amendments to ASC 805 "Business Combinations" ("ASC 805") through issuance of ASU 2010-29 "Business Combinations (Topic 805): Disclosures of Supplementary Pro Forma Information for Business Combinations" ("ASU 2010-29"). These amendments address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. When a business combination has occurred, ASU 2010-29 requires a reporting entity such as Nomura that presents comparative financial statements to disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. ASU 2010-29 also expands the supplemental pro forma disclosures under ASC 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings.

ASU 2010-29 is effective prospectively for business combinations occurring in fiscal years beginning on or after December 15, 2010 with early adoption permitted.

Nomura adopted ASU 2010-29 from April 1, 2011. Because the new requirements only provide clarification on disclosure requirements, they have not had a material impact on these consolidated financial statements.

Clarifications on impairment testing of goodwill and other intangibles

In December 2010, the FASB issued amendments to ASC 350 "Intangibles—Goodwill and Other" ("ASC 350") through issuance of ASU 2010-28 "Intangibles—Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts" ("ASU 2010-28"). These amendments address questions about determination of the impairment of goodwill in certain narrow circumstances. Under ASC 350, testing for goodwill impairment is a two-step test conducted at a "reporting unit" level. When a goodwill impairment test is performed, a reporting entity must assess whether the carrying amount of a reporting unit exceeds its fair value (Step 1). If it does, a reporting entity must perform an additional test to determine whether goodwill has been impaired and to calculate the amount of that impairment (Step 2). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts by requiring performance of Step 2 of the test if it is more likely than not that a goodwill impairment exists. Upon adoption of the ASU, a reporting entity with a reporting unit that has a carrying amounts that is zero or negative is required to assess whether it is more likely than not that the reporting unit's goodwill is impaired.

ASU 2010-28 is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2010.

Nomura adopted ASU 2010-28 from April 1, 2011 and they have not had a material impact on these consolidated financial statements.

Fair value measurement disclosures

In January 2010, the FASB issued amendments to ASC 820 "Fair Value Measurements and Disclosures" ("ASC 820") through issuance of ASU 2010-06 "Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements" ("ASU 2010-06"). These amendments expand fair value disclosure requirements, including a requirement that information about purchases, sales, issuances and settlements of Level 3 instruments be provided on a gross basis.

The majority of the disclosure requirements of ASU 2010-06 were effective for interim or annual periods beginning after December 15, 2009, which for Nomura was the fourth quarter beginning January 1, 2010. Gross information on purchases, sales, issuances and settlements is required in fiscal years beginning after December 15, 2010 which for Nomura was the fiscal year beginning April 1, 2011.

Because ASU 2010-06 only introduces new disclosures and do not impact upon how Nomura measures fair value, they have not had a material impact on these consolidated financial statements.

Revenue recognition of multiple-deliverable revenue arrangements

In October 2009, the FASB issued amendments to ASC 605 "Revenue Recognition" through issuance of ASU 2009-13 "Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements-a consensus of the FASB Emerging Issues Task Force" ("ASU 2009-13"). These amendments revise the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit.

ASU 2009-13 is effective prospectively from fiscal years beginning on or after June 15, 2010 with early adoption permitted. Nomura adopted these amendments to ASC 605 from April 1, 2011 and they have not had a material impact on these consolidated financial statements.

Future accounting developments—

The following new accounting pronouncements relevant to Nomura will be adopted in future periods:

Disclosures about offsetting assets and liabilities

In December 2011, the FASB issued amendments to ASC 210-20 "Balance Sheet—Offsetting" ("ASC 210-20") through issuance of ASU 2011-11 "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). These amendments require a reporting entity to disclose information about rights of offset and related arrangements to enable users of its financial statements to understand the effect or potential effect of those arrangements on its financial position.

ASU 2011-11 is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013 with required disclosures made retrospectively for all comparative periods presented.

Nomura will adopt ASU 2011-11 from April 1, 2013 and does not expect a material impact on these financial statements, because these amendments only require enhanced disclosures.

Goodwill impairment testing

In September 2011, the FASB issued amendments to ASC 350 through issuance of ASU 2011-08 "Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment" (ASU 2011-08). These amendments simplify goodwill impairment testing by permitting a reporting entity to initially assess qualitatively whether it is necessary to perform the current quantitative two-step goodwill impairment test required by ASC 350. If the reporting entity determines that it is not more-likely-than-not (i.e. greater than 50%) that a reporting unit's fair value is less than its carrying amount, the quantitative test is not required.

ASU 2011-08 is effective prospectively for goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted.

Nomura currently expects to adopt ASU 2011-08 from April 1, 2012. Because the amendments only simplify when a quantitative test is required rather than change either the level at which the test is performed or the quantitative test itself, they are not expected to have a material impact on these consolidated financial statements.

Presentation of comprehensive income

In June 2011, the FASB issued amendments to ASC 220 "Comprehensive Income" ("ASC 220") through issuance of ASU 2011-05 "Comprehensive Income (Topic 220): Presentation of Comprehensive Income" ("ASU 2011-05"). These amendments revise the manner in which reporting entities present comprehensive income in their financial statements. The amendments remove certain presentation options in ASC 220 and require reporting entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements.

ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 with early adoption permitted.

In December 2011, the FASB issued ASU 2011-12 "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" ("ASU 2011-12"). ASU 2011-12 deferred certain aspects of ASU 2011-05. Nomura currently expects to adopt ASU 2011-05 from April 1, 2012 excluding those aspects that are deferred by ASU 2011-12. Because these amendments only change how comprehensive income is presented within these consolidated financial statements rather than changing whether an item must be reported in other comprehensive income or when an item of other comprehensive income is reclassified to earnings, they are not expected to have a material impact on these consolidated financial statements.

Fair value measurement and disclosures

In May 2011, the FASB issued amendments to ASC 820 through issuance of ASU 2011-04 "Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"), which amends the descriptions for measuring fair value and existing fair value measurement disclosures and in particular:

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Prohibits application of block discounts for all fair value measurements, regardless of classification in the fair value hierarchy, and clarifies how other premiums or discounts should be applied in a fair value measurement;

•	Allows the fair value of certain financial instruments held in a portfolio to be measured on the basis of the net position being managed if certain criteria are met;

•	Clarifies that the concepts of highest and best use and valuation premise in a fair value measurement are not relevant for most financial assets and financial liabilities;

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Clarifies that the fair value of own equity instrument classified in shareholders' equity and certain liabilities should be measured from the perspective of a market participant that holds the instrument as an asset;

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Clarifies that the principal market should be determined based on the market with greatest volume and level that a reporting entity can access, which is usually the market in which the reporting entity usually transacts;

•	Requires additional qualitative and quantitative disclosures around fair value measurements, including more information around Level 3 inputs.

ASU 2011-04 is effective prospectively during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted.

Nomura will adopt ASU 2011-04 from January 1, 2012 and is currently evaluating the impact of them on these consolidated financial statements.

Accounting for repurchase agreements and similar transactions

In April 2011, the FASB issued amendments to ASC 860 "Transfers and Servicing" ("ASC 860") through issuance of ASU 2011-03 "Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements" ("ASU 2011-03"). These amendments modify the effective control criterion for when repurchase agreements and similar transactions are accounted for as secured financing transactions or sales. Currently, when assessing effective control, one of the conditions a transferor has to meet is the ability to repurchase or redeem the financial assets even in the event of default of the transferee. This ability is demonstrated through obtaining cash or other collateral sufficient to fund substantially all of the cost to purchase replacement assets should the transferee fail to return the transferred asset. These amendments remove this condition and consequently, the level of cash collateral, haircuts and ongoing margining received by the transferor in a repurchase agreement or other similar agreement is now irrelevant in determining if it should be accounted for as a sale.

ASU 2011-03 is effective prospectively during interim or annual periods beginning after December 15, 2011. Early adoption is not permitted.

Nomura will adopt ASU 2011-03 from January 1, 2012 and does not expect these to have a material impact on these consolidated financial statements. Certain Japanese securities lending transactions undertaken after adoption date will be accounted for as secured borrowings rather than sales in these consolidated financial statements as the criteria for derecognition of the transferred financial assets under ASC 860 will no longer be met. The amounts of securities derecognized from the consolidated balance sheets under this type of securities lending transaction as of March 31, 2011 and as of September 30, 2011 were ¥291,870 million and ¥227,481 million ($2,953 million), respectively.